Net Loss Per Unit - Basic and diluted loss per unit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss)	$ (2,687,437)	$ (18,437,453)	$ (23,065,795)	$ (35,532,791)
Dividend		(545,359)	(2,260,287)	(2,082,277)
Earnings available for common units (basic)	(2,687,437)	(18,982,812)	(25,326,082)	(37,615,068)
Earnings available for common units (diluted)	$ (2,687,437)	$ (18,982,812)	$ (25,326,082)	$ (37,615,068)
Denominator:
Weighted average number of units, basic (in shares)	23,198,658	220,025,101	312,324,651	188,579,085
Weighted average number of units, diluted (in shares)	23,198,658	220,025,101	312,324,651	188,579,085
Basic earnings per unit (in dollars per share)	$ (0.12)	$ (0.09)	$ (0.08)	$ (0.2)
Diluted earnings per unit (in dollars per share)	$ (0.12)	$ (0.09)	$ (0.08)	$ (0.2)